Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	¥ 8,338,942	¥ 7,481,347	¥ 6,310,168
Provision for asset impairments [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	2,435,906	2,218,179	2,322,459
Deductible tax losses [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	2,455,815	1,876,670	217,500
Guarantee liabilities [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	1,054,495	1,046,383	1,440,842
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	880,682	1,023,477	1,097,274
Employee benefit payables [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	749,455	572,193	486,985
Accrued expenses [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	231,128	279,503	348,037
Changes in fair value [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	449,925	355,078	181,554
Lease liabilities [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	75,717	101,130	190,157
Others [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred tax assets gross	¥ 5,819	¥ 8,734	¥ 25,360